Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	¥ (369,369)	¥ 2,270,346
Net unrealized gains (losses) on investment securities, Net change during the period	82,908	(91,819)
Net unrealized gains (losses) on investment securities, Balance at end of period	(286,461)	(521,804)
Net debt valuation adjustments, Balance at beginning of period	(8,670)	(16,488)
Net debt valuation adjustments, Net change during the period	850	(2,226)
Net debt valuation adjustments, Balance at end of period	(7,820)	(20,625)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at beginning of period	(24,140)	(19,250)
Net unrealized losses on derivatives qualifying for cash flow hedges, Net change during the period	9,167	(6,843)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at end of period	(14,973)	(26,093)
Defined benefit plans, Balance at beginning of period	(208,273)	(119,593)
Defined benefit plans, Net change during the period	(7,750)	16,459
Defined benefit plans, Balance at end of period	(216,023)	(103,134)
Foreign currency translation adjustments, Balance at beginning of period	326,183	362,300
Foreign currency translation adjustments, Net change during the period	(205,047)	37,116
Foreign currency translation adjustments, Balance at end of period	121,136	399,416
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period	¥ (404,141)	(272,240)	¥ (284,269)
Net Unrealized Gains (Losses) on Investment Securities [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance		(2,700,331)
Net Debt Valuation Adjustments [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance		¥ (1,911)